Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Trade and Other Receivables

Million US dollar	30 June 2021	31 December 2020

Cash deposits for guarantees	182	184
Loans to customers	20	25
Tax receivable, other than income tax	219	99
Brazilian tax credits and interest receivables	1 257	997
Trade and other receivables	318	357

Non-current trade and other receivables	1 996	1 661

Trade receivables and accrued income	3 908	3 284
Interest receivables	10	4
Tax receivable, other than income tax	518	552
Loans to customers	94	117
Prepaid expenses	449	354
Other receivables	511	522

Current trade and other receivables	5 489	4 833

Schedule of Non-Current Trade and Other Receivables
The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2021 and 2020 respectively:

	Net carrying amount as of 30 June 2021	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 908	3 675	155	50	15	14
Loans to customers	114	79	7	2	6	20
Interest receivable	11	10	—	—	1	—
Other receivables	510	452	10	9	3	36

	4 543	4 216	171	61	25	70

	Net carrying amount as of 31 December 2020	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 285	3 074	155	37	10	8
Loans to customers	142	86	3	2	50	—
Interest receivable	4	4	—	—	—	—
Other receivables	522	416	2	16	5	83

	3 953	3 580	161	55	66	91